Quarterly Result of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May 31, 2018	May 31, 2019	May 31, 2018
Quarterly Financial Information [Line Items]
Inventory markdowns	$ 36,500	$ 10,500
Restructuring charges		42,310	$ 17,514
Additional restructuring charges	17,500
Consumer Segment
Quarterly Financial Information [Line Items]
Inventory markdowns	36,500	10,500
Industrial Segment
Quarterly Financial Information [Line Items]
Inventory markdowns	1,200	$ 10,000
Industrial Segment | Location Closing | China | Bad Debt and Inventory Reserve
Quarterly Financial Information [Line Items]
Pretax charges relating to decision to exit	$ 4,200